American Century International Bond Funds Summary Prospectus, Prospectus and Statement of Additional Information (SAI) Supplement
Emerging Markets Debt Fund Supplement dated October 7, 2026 ■ Summary Prospectus, Prospectus and SAI dated March 1, 2026

The advisor has determined to no longer offer R6 Class shares of the Emerging Markets Debt Fund. Therefore, all references to the fund’s R6 Class shares are hereby deleted.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-98999 2610